Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 7. Shareholders’ equity

a.	Ordinary Shares

As of June 30, 2024 and December 31, 2023, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per share Ordinary Share. The voting, dividend and liquidation rights of the holders of the Company’s common share is subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.

Ordinary Shares confers upon its holders the following rights:

i.	The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;

ii.	Dividends or distribution shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each Ordinary Share determined as if all preferred shares had been converted into Ordinary Shares and the number of Ordinary Shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and

iii.	The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the share held by them.

b.	Option Plan and RSUs:

A summary of the status of options under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at December 31, 2023	15,728,176	$3.83	6.23	75,997
Granted	769,008	10.41
Exercised	2,487,028	2.80
Forfeited	122,823	5.95
Expired	5,297	8.27
Outstanding at June 30, 2024	13,882,036	$4.36	6.15	105,409
Exercisable at June 30, 2024	9,905,245	$3.21	5.06	86,556

The weighted average fair values at grant date of options granted for the six months ended June 30, 2024 and 2023 were $5.50 and $2.65 per share, respectively.

A summary of the status of RSUs under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:

June 30, 2024
(Unaudited)
Unvested at beginning of year	8,160,149
Granted	2,547,701
Vested	1,708,047
Forfeited	518,079
Unvested at end of the period	8,481,724

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2024 was $9.64.

The Company used the following weighted-average assumptions for options granted to employees and non-employees:

Six months ended June 30,
2024
Contractual period in years	10
Volatility	45.9% - 50.1%
Risk free interest rate	4.2% - 4.4%
Dividend yield	0%
Exercise price	$9.25 - $11.53
Fair value of Ordinary Share	$9.25 - $11.53
Expected term	6.12

c.	2021 Employee Share Purchase Plan:

On August 5, 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”).

The aggregate number of Shares that may be issued pursuant to rights granted under the ESPP shall be 1,871,687 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the Plan shall be increased by that number of Shares equal to the lesser of (a) 1.0% of the Shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of Shares as may be determined by the Board. If any right granted under the ESPP shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the ESPP.

The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the six months ended June 30, 2024 and 2023, was comprised as follows:

	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Cost of revenues	$1,093	$800
Research and development	3,071	2,281
Sales and marketing	4,391	3,179
General and administrative	3,696	2,797
	12,251	9,057

As of June 30, 2024, there were unrecognized compensation costs of $64,726, which are expected to be recognized over a weighted average period of approximately 2.98 years.